SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION	12 Months Ended
Dec. 30, 2017
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION

NOTE 11. SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION

Common Stock and Share Repurchase Program

        Our Certificate of Incorporation authorizes five million shares of $1 par value preferred stock (of which none are outstanding), with respect to which our Board may fix the series and terms of issuance, and 400 million shares of $1 par value voting common stock.

        From time to time, our Board authorizes the repurchase of shares of our outstanding common stock. Repurchased shares may be reissued under our long-term incentive plan or used for other corporate purposes. In 2017, we repurchased approximately 1.5 million shares of our common stock at an aggregate cost of $129.7 million. In 2016, we repurchased approximately 3.8 million shares of our common stock at an aggregate cost of $262.4 million.

        In April 2017, our Board authorized the repurchase of shares of our common stock with a fair market value of up to $650 million, exclusive of any fees, commissions or other expenses related to such purchases, in addition to the amount outstanding under our previous Board authorization. Board authorizations remain in effect until shares in the amount authorized thereunder have been repurchased. As of December 30, 2017, shares of our common stock in the aggregate amount of $625.2 million remained authorized for repurchase under this Board authorization. As of December 31, 2016, shares of our common stock in the aggregate amount of $104.9 million remained authorized under our previous Board authorization.

Treasury Shares Reissuance

        We fund a portion of our employee-related expenses using shares of our common stock held in treasury. We record net gains or losses associated with our use of treasury shares to retained earnings.

Other Comprehensive Income

        The changes in "Accumulated other comprehensive loss" (net of tax) for 2017 and 2016 were as follows:

(In millions)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Cash Flow Hedges	Total

Balance as of January 2, 2016	$(158.9)	$(521.6)	$(2.5)	$(683.0)
Other comprehensive (loss) income before reclassifications, net of tax	(53.7)	(62.9)	.7	(115.9)
Reclassifications to net income, net of tax	–	44.2	2.8	47.0

Net current-period other comprehensive (loss) income, net of tax	(53.7)	(18.7)	3.5	(68.9)

Balance as of December 31, 2016	$(212.6)	$(540.3)	$1.0	$(751.9)
Other comprehensive income (loss) before reclassifications, net of tax	56.4	(3.0)	(2.2)	51.2
Reclassifications to net income, net of tax	–	19.3	.9	20.2

Net current-period other comprehensive income (loss), net of tax	56.4	16.3	(1.3)	71.4

Balance as of December 30, 2017	$(156.2)	$(524.0)	$(.3)	$(680.5)

        The amounts reclassified from "Accumulated other comprehensive loss" to increase (decrease) income from continuing operations were as follows:

(In millions)	2017	2016	2015	Affected Line Item in the Statements Where Net Income is Presented

Cash flow hedges:
Foreign exchange contracts	$.2	$(3.0)	$3.9	Cost of products sold
Commodity contracts	.2	(.7)	(1.3)	Cost of products sold
Interest rate contracts	(1.8)	(.1)	(.1)	Interest expense

	(1.4)	(3.8)	2.5	Total before tax
	.5	1.0	(.5)	Provision for income taxes

	(.9)	(2.8)	2.0	Net of tax

Pension and other postretirement benefits (1)	(28.2)	(66.8)	(33.3)
	8.9	22.6	10.4	Provision for income taxes

	(19.3)	(44.2)	(22.9)	Net of tax

Total reclassifications for the period	$(20.2)	$(47.0)	$(20.9)	Total, net of tax

(1)	See Note 6, "Pension and Other Postretirement Benefits," for more information.

        The following table sets forth the income tax (benefit) expense allocated to each component of other comprehensive loss:

(In millions)	2017	2016	2015

Foreign currency translation:
Translation gain (loss)	$(25.1)	$(3.3)	$(2.2)
Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit	.5	(24.2)	(11.4)
Reclassifications to net income	8.9	22.6	10.4
Cash flow hedges:
(Losses) gains recognized on cash flow hedges	(.6)	.1	(.3)
Reclassifications to net income	.5	1.0	(.5)

Income tax benefit related to items of other comprehensive loss	$(15.8)	$(3.8)	$(4.0)